Operating expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating expenses
Employee benefit expenses (note 7)	£ (284,029,000)	£ (332,356,000)	£ (295,935,000)
Short-term and low value leases	(590,000)
Operating lease costs		(1,974,000)	(1,785,000)
Auditors' remuneration: audit of parent company and consolidated financial statements	(30,000)	(28,000)	(28,000)
Auditors' remuneration: audit of the Company's subsidiaries	(636,000)	(489,000)	(472,000)
Auditors' remuneration: audit-related services	(13,000)
Auditors' remuneration: tax compliance and tax advice services	(446,000)	(160,000)	(212,000)
Auditors' remuneration: other services		(45,000)	(184,000)
Foreign exchange gains/(losses) on operating activities	816,000	76,000	(994,000)
Gain on disposal of property, plant and equipment			81,000
Depreciation - property, plant and equipment (note 13)	(12,735,000)	(11,569,000)	(10,625,000)
Depreciation - right-of-use assets (note 14)	(1,656,000)
Depreciation - investment properties (note 15)	(365,000)	(157,000)	(130,000)
Impairment - investment properties (note 15)	(3,787,000)	(1,124,000)
Amortization - intangible assets (note 16)	(126,756,000)	(129,154,000)	(138,380,000)
Sponsorship, other commercial and broadcasting costs	(20,097,000)	(23,092,000)	(25,907,000)
External Matchday costs	(19,196,000)	(20,317,000)	(24,193,000)
Property costs	(19,028,000)	(21,211,000)	(21,620,000)
Other operating expenses (individually less than 10,000,000)	(33,656,000)	(41,737,000)	(41,705,000)
Exceptional items (note 6)		(19,599,000)	(1,917,000)
Total operating expenses	(522,204,000)	(602,936,000)	(564,006,000)
Other operating expenses, limit for individual disclosure	£ 10,000,000	£ 10,000,000	£ 10,000,000